Realized Gains on Sales of Investments, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Realized Gains on Sales of Investments, Net [Abstract]
Gross realized gains on sales of investments	¥ 3,646,607	¥ 38,169,360	¥ 28,330,375
Gross realized losses on sales of investments	¥ 7,771,643	¥ 31,620,876	¥ 7,763,703